Cover	Oct. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-34643
Entity Registrant Name	AYRO, Inc.
Entity Central Index Key	0001086745
Entity Tax Identification Number	98-0204758
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	AYRO, Inc.
Entity Address, Address Line Two	900 E. Old Settlers Boulevard
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78664
City Area Code	512
Local Phone Number	994-4917
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AYRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false